Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Automobiles and Parts - 4.0%
Aptiv PLC (a)	6,222	$494,836
Genuine Parts Co.	3,771	525,413
Tesla, Inc. (a)	76,467	25,530,037
		26,550,286

Basic Resources - 0.9%
Fastenal Co.	31,206	1,549,690
International Paper Co.	14,248	707,841
Newmont Corp.	30,263	2,251,567
Nucor Corp.	6,244	928,670
Southern Copper Corp.	2,243	215,567
Steel Dynamics, Inc.	3,692	483,357
		6,136,692

Chemicals - 1.4%
CF Industries Holdings, Inc.	4,503	390,095
Ecolab, Inc.	6,769	1,875,284
International Flavors & Fragrances, Inc.	6,965	470,207
Linde PLC	12,767	6,106,328
LyondellBasell Industries NV - Class A	6,964	392,421
Westlake Corp.	907	79,653
		9,313,988

Construction and Materials - 1.5%
Carrier Global Corp.	21,896	1,427,619
CRH PLC	18,437	2,082,459
Martin Marietta Materials, Inc.	1,631	1,005,349
Quanta Services, Inc.	4,004	1,513,352
Trane Technologies PLC	6,061	2,518,952
Vulcan Materials Co.	3,552	1,034,200
		9,581,931

Consumer Products and Services - 2.6%
D.R. Horton, Inc.	7,459	1,264,151
eBay, Inc.	12,521	1,134,528
Electronic Arts, Inc.	7,091	1,219,298
Estee Lauder Cos., Inc. - Class A	6,354	582,852
Garmin Ltd.	4,256	1,029,186
Lennar Corp. - Class A	6,208	826,533
Lennar Corp. - Class B	260	33,067
Lululemon Athletica, Inc. (a)	2,862	578,696
NIKE, Inc. - Class B	31,454	2,433,596
Pool Corp.	977	303,564
PulteGroup, Inc.	5,430	716,869
Rollins, Inc.	7,630	431,400
Take-Two Interactive Software, Inc. (a)	4,689	1,093,803
Uber Technologies, Inc. (a)	54,732	5,131,125
		16,778,668

Energy - 5.7%
Baker Hughes Co.	26,788	1,216,175
Chevron Corp.	52,186	8,381,072
ConocoPhillips	34,413	3,405,855
Devon Energy Corp.	16,905	610,270
EOG Resources, Inc.	15,014	1,874,047
Expand Energy Corp.	5,974	578,164
Exxon Mobil Corp.	117,801	13,463,476
First Solar, Inc. (a)	2,760	538,724
Halliburton Co.	22,736	516,789
Marathon Petroleum Corp.	8,472	1,522,503
Occidental Petroleum Corp.	18,308	871,644
Phillips 66	11,082	1,480,334
Schlumberger NV	36,979	1,362,306
Texas Pacific Land Corp.	522	487,277
Valero Energy Corp.	8,486	1,289,957
		37,598,593

Food, Beverage and Tobacco - 1.2%
Archer-Daniels-Midland Co.	12,994	813,944
Bunge Global SA	3,611	304,118
Corteva, Inc.	18,598	1,379,786
Hershey Co.	3,960	727,650
Keurig Dr Pepper, Inc.	32,897	956,974
McCormick & Co., Inc.	6,883	484,357
Mondelez International, Inc. - Class A	35,221	2,163,978
Monster Beverage Corp. (a)	18,964	1,183,543
		8,014,350

Health Care - 10.8%
Abbott Laboratories	47,073	6,244,704
Agilent Technologies, Inc.	7,747	973,488
Align Technology, Inc. (a)	1,864	264,614
Avantor, Inc. (a)	17,958	241,894
Becton Dickinson & Co.	7,776	1,500,613
Biogen, Inc. (a)	3,972	525,178
BioMarin Pharmaceutical, Inc. (a)	5,165	300,965
Bio-Techne Corp.	4,264	232,942
Boston Scientific Corp. (a)	40,128	4,233,504
Cardinal Health, Inc.	6,566	976,890
Cooper Cos., Inc. (a)	5,415	364,944
Danaher Corp.	17,344	3,569,742
Edwards Lifesciences Corp. (a)	15,647	1,272,727
GE HealthCare Technologies, Inc.	12,443	917,422
Gilead Sciences, Inc.	33,856	3,824,712
Hologic, Inc. (a)	6,064	407,016
ICON PLC (a)	2,236	397,874
IDEXX Laboratories, Inc. (a)	2,194	1,419,716
Illumina, Inc. (a)	4,269	426,729
Insulet Corp. (a)	1,907	648,151
Intuitive Surgical, Inc. (a)	9,678	4,580,549
Johnson & Johnson	65,420	11,590,461
Labcorp Holdings, Inc.	2,272	631,593
Medtronic PLC	34,863	3,235,635
Merck & Co., Inc.	68,497	5,761,968
Pfizer, Inc.	154,439	3,823,910
ResMed, Inc.	3,969	1,089,530
Revvity, Inc.	3,266	294,299
STERIS PLC	2,670	654,310
Stryker Corp.	9,358	3,662,815
Thermo Fisher Scientific, Inc.	10,267	5,058,756
Universal Health Services, Inc. - Class B	1,497	271,825
Viatris, Inc.	32,240	340,132
Waters Corp. (a)	1,618	488,312
West Pharmaceutical Services, Inc.	1,946	480,565
Zimmer Biomet Holdings, Inc.	5,384	571,242
		71,279,727

Industrial Goods and Services - 5.5%
3M Co.	14,649	2,278,359
Allegion PLC	2,340	397,332
Axon Enterprise, Inc. (a)	2,010	1,502,053
Cintas Corp.	9,347	1,963,150
Cummins, Inc.	3,679	1,465,861
Dover Corp.	3,687	659,457
Dow, Inc.	19,236	473,783
DuPont de Nemours, Inc.	11,378	875,196
Emerson Electric Co.	15,322	2,022,504
Expeditors International of Washington, Inc.	3,727	449,253
FedEx Corp.	5,918	1,367,472
Ferguson Enterprises, Inc.	5,265	1,217,005
Fortive Corp.	9,229	441,700
GE Vernova, Inc.	7,433	4,556,206
Hubbell, Inc.	1,455	627,090
IDEX Corp.	2,055	338,047
Ingersoll Rand, Inc.	10,972	871,506
Jacobs Solutions, Inc.	3,300	482,559
JB Hunt Transport Services, Inc.	2,170	314,628
Johnson Controls International PLC	17,947	1,918,355
Old Dominion Freight Line, Inc.	5,066	764,814
PACCAR, Inc.	14,010	1,400,720
Packaging Corp. of America	2,401	523,322
Pentair PLC	4,447	478,186
PPG Industries, Inc.	6,179	687,290
Ralliant Corp. (a)	3,076	128,607
Rockwell Automation, Inc.	3,077	1,056,734
Snap-on, Inc.	1,394	453,384
Stanley Black & Decker, Inc.	4,203	312,241
Trimble, Inc. (a)	6,477	523,471
United Parcel Service, Inc. - Class B	19,954	1,744,778
Veralto Corp.	6,482	688,324
Westinghouse Air Brake Technologies Corp.	4,610	892,035
WW Grainger, Inc.	1,158	1,173,633
Xylem, Inc.	6,455	913,770
Zebra Technologies Corp. - Class A (a)	1,381	437,901
		36,400,726

Media - 0.3%
Interpublic Group of Cos., Inc.	10,027	269,125
Liberty Media Corp.-Liberty Formula One - Class A (a)	617	55,604
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,702	569,630
News Corp. - Class A	10,292	302,688
News Corp. - Class B	3,042	103,032
Omnicom Group, Inc.	5,255	411,624
		1,711,703

Personal Care, Drug and Grocery Stores - 2.3%
Cencora, Inc.	4,718	1,375,816
Church & Dwight Co., Inc.	6,686	622,868
Kenvue, Inc.	51,658	1,069,837
McKesson Corp.	3,412	2,342,816
Procter & Gamble Co.	63,854	10,027,632
		15,438,969

Retail - 1.3%
Burlington Stores, Inc. (a)	1,709	496,772
Dollar Tree, Inc. (a)	5,516	602,182
Ross Stores, Inc.	8,758	1,288,827
TJX Cos., Inc.	30,408	4,154,037
Tractor Supply Co.	14,452	892,556
Ulta Beauty, Inc. (a)	1,228	605,072
Williams-Sonoma, Inc.	3,220	605,972
		8,645,418

Technology - 58.5%(b)
Adobe, Inc. (a)	11,570	4,127,019
Advanced Micro Devices, Inc. (a)	43,780	7,119,941
Akamai Technologies, Inc. (a)	3,901	308,686
Alphabet, Inc. - Class A	158,022	33,644,464
Alphabet, Inc. - Class C	128,669	27,474,692
Analog Devices, Inc.	13,488	3,389,669
Apple, Inc.	400,738	93,027,319
Applied Materials, Inc.	22,075	3,548,777
Autodesk, Inc. (a)	5,792	1,822,742
Cadence Design Systems, Inc. (a)	7,418	2,599,490
Corning, Inc.	21,225	1,422,712
Dell Technologies, Inc. - Class C	8,643	1,055,742
Docusign, Inc. (a)	5,435	416,647
EPAM Systems, Inc. (a)	1,488	262,424
F5, Inc. (a)	1,566	490,377
Flex Ltd. (a)	10,362	555,610
Gartner, Inc. (a)	2,037	511,674
GLOBALFOUNDRIES, Inc. (a)	2,707	90,387
Hewlett Packard Enterprise Co.	35,646	804,530
HP, Inc.	25,640	731,766
Intel Corp.	114,725	2,793,554
KLA Corp.	3,618	3,154,896
Lam Research Corp.	34,761	3,481,314
Marvell Technology, Inc.	23,500	1,477,328
Meta Platforms, Inc. - Class A	59,356	43,846,277
Micron Technology, Inc.	30,375	3,614,929
Microsoft Corp.	201,618	102,157,824
Monolithic Power Systems, Inc.	1,258	1,051,386
NetApp, Inc.	5,522	622,826
NXP Semiconductors NV	6,915	1,623,988
Okta, Inc. (a)	4,419	409,951
ON Semiconductor Corp. (a)	11,461	568,351
Palo Alto Networks, Inc. (a)	17,768	3,385,159
PTC, Inc. (a)	3,242	692,167
QUALCOMM, Inc.	29,886	4,803,577
Roper Technologies, Inc.	2,919	1,536,299
Salesforce, Inc.	25,382	6,504,138
Sandisk Corp. (a)	3,219	168,901
ServiceNow, Inc. (a)	5,619	5,155,208
Strategy, Inc. (a)	6,790	2,270,644
Super Micro Computer, Inc. (a)	13,109	544,548
Synopsys, Inc. (a)	5,006	3,021,221
TE Connectivity PLC	8,336	1,721,384
Teradyne, Inc.	4,295	507,841
Texas Instruments, Inc.	24,707	5,002,673
Twilio, Inc. - Class A (a)	3,844	405,965
Tyler Technologies, Inc. (a)	1,159	652,378
Vertiv Holdings Co. - Class A	9,960	1,270,398
Western Digital Corp.	9,410	755,999
		386,605,792

Telecommunications - 2.3%
AT&T, Inc.	190,697	5,585,515
Cisco Systems, Inc.	108,203	7,475,745
Motorola Solutions, Inc.	4,529	2,139,772
		15,201,032

Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,447	274,736
Southwest Airlines Co.	3,881	127,685
United Airlines Holdings, Inc. (a)	2,225	233,625
		636,046

Utilities - 0.1%
Atmos Energy Corp.	4,239	704,225
TOTAL COMMON STOCKS (Cost $473,374,884)		650,598,146

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Alexandria Real Estate Equities, Inc.	4,663	384,417
Digital Realty Trust, Inc.	9,170	1,537,259
Prologis, Inc.	25,218	2,869,304
Welltower, Inc.	17,811	2,997,235
Weyerhaeuser Co.	19,702	509,691
		8,297,906
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,463,180)		8,297,906

TOTAL INVESTMENTS - 99.7% (Cost $480,838,064)		658,896,052
Other Assets in Excess of Liabilities - 0.3%		1,737,774
TOTAL NET ASSETS - 100.0%		$660,633,826
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Wahed FTSE USA Shariah ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$650,598,146	$–	$–	$650,598,146
Real Estate Investment Trusts	8,297,906	–	–	8,297,906
Total Investments	$658,896,052	$–	$–	$658,896,052

Refer to the Schedule of Investments for further disaggregation of investment categories.